Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CX
Entity Registrant Name	CEMEX SAB DE CV
Entity Central Index Key	0001076378
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
CPO [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,983,856,154
Series A Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,002,628,318
Series B Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	15,001,314,159